Summary of Significant Policies - Unaudited Pro Forma Information (Detail) - USD ($)		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 25, 2020	Mar. 27, 2020
Accounting Policies [Line Items]
Dividends paid	$ 400,000,000	$ 400,000,000
Proceeds from initial public offering, net of underwriting discounts and other offering costs	300,000,000	$ 321,425,000
Pro forma adjustments to reflect the Common Stock Repurchases		2,068,274	2,068,234
Term Loan Facility | Credit Suisse AG Cayman Islands Branch
Accounting Policies [Line Items]
Maximum borrowing capacity	$ 325,000,000
Class A common stock and Class L common stock
Accounting Policies [Line Items]
Number of Common Stock Conversion		166,500,000	166,499,760